Supplemental Information Regarding the Consolidated Statements of Operations - Summary of Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Information Of Statements Of Operations [Line Items]
Research and development expense	$ 75,114	$ 84,858	$ 93,523
Finance costs	14,056	22,041	7,889
Employer's benefits	1,495	1,635	1,596
Share-based payments expense	21,609	6,722	8,662
Research And Development
Supplemental Information Of Statements Of Operations [Line Items]
Gross research and development expenses	75,686	94,841	101,946
Research and development tax credits	(572)	(3,175)	(1,554)
Research and development expense	75,114	91,666	100,392
Finance Costs
Supplemental Information Of Statements Of Operations [Line Items]
Interest accretion on long-term debt	7,874	18,856	7,686
Amortization of fees for Credit Facility	10	2,625	208
Other interest expense, transaction and bank fees	594	886	384
Interest expense on lease liabilities	7,068
Interest income	(753)	(307)	(313)
Finance costs	14,793	22,060	7,965
Employee Compensation Expense
Supplemental Information Of Statements Of Operations [Line Items]
Wages and salaries	48,846	46,775	44,211
Employer's benefits	8,263	8,377	8,556
Share-based payments expense	22,030	6,722	8,662
Employee compensation expense	$ 79,139	$ 61,874	$ 61,429